Fixed assets - Fixed assets payables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	€ (45)	€ 124	€ (206)
Changes in the scope of consolidation	9		(199)
Incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities		195	195
Orange Concessions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Changes in the scope of consolidation			(241)
5G license | Belgium
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	85
5G license | POLAND
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	€ 77
5G license | ROMANIA
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations		241
5G license | FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations		€ (153)	(150)
5G license | SPAIN
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations			€ 192